INVESTMENTS IN ASSOCIATED COMPANIES (Income statement information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 305,686	$ 225,890
Equity method investment, nonconsolidated investee, other
Schedule of Equity Method Investments [Line Items]
Operating revenues	9,665	20,141
Net operating revenues	9,654	15,082
Net income	1,405	2,564
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Operating revenues	9,665	10,076
Net operating revenues	9,654	10,065
Net income	$ 1,405	1,819
SFL Hercules Ltd. (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Operating revenues		10,065
Net operating revenues		5,017
Net income		$ 745
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%
SFL Hercules Ltd. (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		100.00%